Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Operating Activities
Net income	$ 555.9	$ 303.6	$ 467.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	154.2	140.3	141.5
Amortization	51.1	38.7	39.5
Provision for credit losses and sales returns	64.0	58.7	45.6
Stock-based compensation	24.0	34.5	34.3
Pension plan settlements and related charges	0.5	444.1	93.7
Deferred taxes and other non-cash taxes	9.3	(216.9)	(32.7)
Other non-cash expense and loss (income and gain), net	44.9	28.3	60.4
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	14.7	(42.2)	(62.5)
Inventories	(6.0)	(18.1)	(70.5)
Accounts payable	(68.2)	46.4	43.6
Taxes on income	(35.2)	5.4	(35.5)
Other assets	18.2	38.4	(11.6)
Other liabilities	(76.1)	(114.7)	(255.3)
Net cash provided by operating activities	751.3	746.5	457.9
Investing Activities
Purchases of property, plant and equipment	(201.4)	(219.4)	(226.7)
Purchases of software and other deferred charges	(17.2)	(37.8)	(29.9)
Proceeds from sales of property, plant and equipment	9.2	7.8	9.4
Proceeds from insurance and sales (purchases) of investments, net	5.6	4.9	18.5
Payments for acquisitions, net of cash acquired, and investments in businesses	(350.4)	(6.5)	(3.8)
Net cash used in investing activities	(554.2)	(251.0)	(232.5)
Financing Activities
Net increase (decrease) in borrowings (maturities of three months or less)	(110.4)	(5.3)	(77.6)
Additional borrowings under revolving credit facility	500.0
Repayments of revolving credit facility	(500.0)
Additional long-term borrowings	493.7		493.3
Repayments of long-term debt and finance leases	(270.2)	(18.6)	(6.4)
Dividends paid	(196.8)	(189.7)	(175.0)
Share repurchases	(104.3)	(237.7)	(392.9)
Net (tax withholding) proceeds related to stock-based compensation	(19.7)	(17.4)	(32.2)
Payments of contingent consideration		(1.6)	(17.3)
Net cash used in financing activities	(207.7)	(470.3)	(208.1)
Effect of foreign currency translation on cash balances	9.2	(3.5)	(9.7)
Increase (decrease) in cash and cash equivalents	(1.4)	21.7	7.6
Cash and cash equivalents, beginning of year	253.7	232.0	224.4
Cash and cash equivalents, end of year	$ 252.3	$ 253.7	$ 232.0